Acquisitions (Tables)	12 Months Ended
Sep. 30, 2017
Business Acquisition [Line Items]
Summary Of Acquisition And Integration Related Charges

(in millions)	2017	2016	2015
HHI Business	$5.6	$12.6	$7.9
PetMatrix	4.5	—	—
Armored AutoGroup	2.4	14.1	21.8
Glofish	1.0	—	—
Salix	0.7	1.9	10.6
European Iams and Eukanuba	0.2	3.5	9.3
Other	1.2	2.0	4.6
Total acquisition and integration related charges	$15.6	$34.1	$54.2

PetMatrix [Member]
Business Acquisition [Line Items]
Summary Of Purchase Price And Purchase Price Allocation

(in millions)	Purchase Price
Cash consideration	$255.2

(in millions)	Allocation
Cash and cash equivalents	$0.2
Trade receivables	7.8
Inventories	16.0
Prepaid expenses and other current assets	0.9
Property, plant and equipment	0.8
Goodwill	123.8
Intangible assets	110.4
Accounts payable	(4.1)
Accrued wages and salaries	(0.1)
Other current liabilities	(0.5)
Net assets acquired	$255.2

Summary Of Purchase Price Allocated To Intangible Assets And Weighted Average Useful Lives

(in millions)	Carrying Amount	Weighted Average Useful Life (Years)
Tradenames	$75.0	Indefinite
Technology	21.0	14 years
Customer relationships	12.0	16 years
Non-compete agreement	2.4	5 years
Total intangibles acquired	$110.4

GloFish [Member]
Business Acquisition [Line Items]
Summary Of Purchase Price And Purchase Price Allocation

(in millions)	Purchase Price
Cash consideration	$49.7

(in millions)	Allocation
Trade receivables	$0.4
Property, plant and equipment	0.6
Goodwill	11.2
Intangible assets	37.8
Other current liabilities	(0.3)
Net assets acquired	$49.7

Summary Of Purchase Price Allocated To Intangible Assets And Weighted Average Useful Lives

(in millions)	Carrying Amount	Weighted Average Useful Life (Years)
Tradenames	$6.1	Indefinite
Technology	30.2	13 years
Customer relationships	1.5	10 years
Total intangibles acquired	$37.8